Contracts in progress (Details) (USD $)	Jun. 30, 2014
Contracts in progress [Abstract]
Costs incurred on uncompleted contracts	$ 794,665
Estimated earnings	689,050
Contracts in progress, gross	1,483,715
Less billings to date	(815,154)
Contracts in progress, total	668,561
Included in the accompanying balance sheet under the following captions:
Costs and estimates in excess of billings on uncompleted contracts	668,561
Billings in excess of costs and estimated earnings on uncompleted contracts
Total	$ 668,561